Loss Per Share - Schedule of Loss and the Weighted Average Number of Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ 1,545	$ 600	$ 779
Interest accrued on preferred shares	60	69	44
Total loss attributed to ordinary shares	$ 1,605	$ 669	$ 823
Denominator:
Number of ordinary shares used in computing basic net loss per share (in Shares)	2,991,193	2,030,327	1,305,635
Number of ordinary shares used in computing diluted net loss per share (in Shares)	2,991,193	2,030,327	1,305,635
Net loss per ordinary share, basic (in Dollars per share)	$ 0.5	$ 0.3	$ 0.6
Net loss per ordinary share, diluted (in Dollars per share)	$ 0.5	$ 0.3	$ 0.6